Financial Expenses (Income), Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial income:
Change in fair value of warrants and capital note presented at fair value	$ (491,884)	$ (25,936)	$ (19,278)
Financial expenses:
Interest and accretion back in connection with convertible loans	282,015
Beneficial conversion feature related to bridge financing notes		74,160
Foreign exchange loss, net	127,328	17,982	8,111
Other	18,763	14,430	10,073
Financial expenses (income), net	$ (63,778)	$ 80,636	$ (1,094)